Stock options (Tables)	12 Months Ended
Oct. 31, 2020
Notes to Financial Statements [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of	Weighted average
	options	exercise price
Outstanding at November 1, 2018	6,250,000	$0.29
Expired	(520,000)	0.34
Outstanding at October 31, 2019	5,730,000	$0.25
Cancelled	(2,040,000)	0.25
Expired	(1,490,000)	0.46
Outstanding at October 31, 2020	2,200,000	$0.10

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
		Weighted average
Date of issue	Expiry date	Number of	Exercise price	Remaining
		options		contractual life
				(years)
June 29, 2018	June 29, 2023	2,200,000	0.10	2.7
Outstanding and exercisable at October 31, 2020		2,200,000	$0.10	2.7